RESERVES (Details) - CNY (¥) ¥ in Millions			12 Months Ended
	May 25, 2021	May 19, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance at beginning of year			¥ 625,254
Distribution to sellers in the business combination of entities under common control (Note 35)			(6,124)
Net income attributable to owners of the Company			71,975	¥ 33,443	¥ 57,517
Final dividend inspect of the previous year, approved and paid during the year (Note (e))	¥ (15,739)	¥ (23,004)	(15,739)	(23,004)	(31,479)
Interim dividend (Note (f))			(19,371)	(8,475)	(14,529)
Transaction with non-controlling interests			(8,192)	(125)
Amounts transferred to initial carrying amount of hedged items			(19,950)	1	1,093
Other comprehensive income			17,507	315	5,580
Others			399	(1,958)	72
Balance at end of year			653,111	625,254
Capital reserve
Distribution to sellers in the business combination of entities under common control (Note 35)			(6,124)
Transaction with non-controlling interests			(1,396)	(138)	2,933
Others			319	870	53
Statutory surplus reserve
Appropriation			3,944	1,857	3,745
Other reserves
Amounts transferred to initial carrying amount of hedged items			(19,302)	(47)	1,038
Other comprehensive income			17,574	1,406	5,415
Others			723	200	(35)
Retained earnings
Final dividend inspect of the previous year, approved and paid during the year (Note (e))			(15,739)	(23,004)	(31,479)
Interim dividend (Note (f))			(19,371)	(8,475)	(14,529)
Appropriation			(3,944)	(1,857)	(3,745)
Other comprehensive income				(12)
Others			(802)	(665)
The Company
Balance at beginning of year			625,254
Balance at end of year			653,111	625,254
The Company | Capital reserve
Balance at beginning of year			34,263	34,503
Distribution to sellers in the business combination of entities under common control (Note 35)			(6,124)	(972)
Transaction with non-controlling interests			(1,396)	(138)
Others			319	870
Balance at end of year			27,062	34,263	34,503
The Company | Share premium
Balance at beginning of year			55,850	55,850
Balance at end of year			55,850	55,850	55,850
The Company | Statutory surplus reserve
Balance at beginning of year			92,280	90,423
Appropriation			3,944	1,857	3,745
Balance at end of year			96,224	92,280	90,423
The Company | Discretionary surplus reserve
Balance at beginning of year			117,000	117,000
Balance at end of year			117,000	117,000	117,000
The Company | Other reserves
Balance at beginning of year			3,500	1,941
Amounts transferred to initial carrying amount of hedged items			(19,302)	(47)
Other comprehensive income			17,574	1,406
Others			723	200
Balance at end of year			2,495	3,500	1,941
The Company | Retained earnings
Balance at beginning of year			322,361	322,931
Net income attributable to owners of the Company			71,975	33,431
Final dividend inspect of the previous year, approved and paid during the year (Note (e))			(15,739)	(23,004)
Interim dividend (Note (f))			(19,371)	(8,475)
Appropriation			(3,944)	(1,857)
Others			(802)	(665)
Balance at end of year			¥ 354,480	¥ 322,361	¥ 322,931